Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations Income Statement

The financial results of the discontinued operations are as follows:

	Nine Months Ended September 30,
	2022	2021
	(in thousands)
Revenue	$-	$40
Total operating costs and expenses	-	907
(Loss) Income from discontinued operations	-	(867)
Other expense, net	-	(80)
Income tax benefit	-	1,118
Net income from discontinued operations	$-	$171

The major classes of assets and liabilities of the entities classified as discontinued operations were as follows:

	December 31,	December 31,
	2021	2020
	(in thousands)
Major classes of assets
Cash and cash equivalents	$-	$14
Deferred course expenses	-	806
Discontinued operations-current assets	-	820
Other assets	33	34
Total major classes of assets - discontinued operations	$33	$854
Major classes of liabilities
Accounts payable	$3,638	$3,698
Accrued course expenses	587	593
Other accrued expenses	439	1,582
Deferred revenue	5,181	5,413
Total major classes of liabilities - discontinued operations	$9,845	$11,286

The financial results of the discontinued operations are as follows:

	Years Ended December 31,
	2021	2020
	(in thousands)
Revenue	$40	$8,247
Total operating costs and expenses	907	2,910
Income (loss) from discontinued operations	(867)	5,337
Other income (expense), net	(80)	2
Income tax benefit (expense)	1,118	(1,075)
Net income from discontinued operations	$171	$4,264

Schedule of Assets and Liabilities

The major classes of assets and liabilities of the entities classified as discontinued operations were as follows:

	September 30,	December 31,
	2022	2021
	(in thousands)
Major classes of assets
Cash and cash equivalents	$-	$-
Deferred course expenses	-	-
Discontinued operations-current assets	-	-
Other assets	32	33
Total major classes of assets - discontinued operations	$32	$33
Major classes of liabilities
Accounts payable	$3,297	$3,638
Accrued course expenses	515	587
Other accrued expenses	1,784	439
Deferred revenue	5,055	5,181
Total major classes of liabilities - discontinued operations	$10,651	$9,845